Discontinued Operation - Narrative (Details) shares in Millions, $ in Millions						3 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 12, 2025 USD ($)	Mar. 04, 2024 USD ($) shares	Dec. 21, 2023 USD ($) oz	Mar. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2026 USD ($)
Disclosure of detailed information about business combination [line items]
Net change in fair value/unwinding of discount rate							$ 58.1	$ 0.0	$ 0.0
Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of detailed information about business combination [line items]
Number of shares in equity accounted investees (in shares) | shares				28.5
Profit on disposal of asset held for sale								5.6
Royalties
Disclosure of detailed information about business combination [line items]
Profit on disposal of asset held for sale		$ 77.5
Net change in fair value/unwinding of discount rate							$ 77.5	0.0	$ 0.0
Forecast | Royalties
Disclosure of detailed information about business combination [line items]
Portion of consideration paid received consisting of cash and cash equivalents			$ 115.0
Forecast | Royalties | Contingent consideration
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			22.0
Forecast | Royalties | Deferred consideration
Disclosure of detailed information about business combination [line items]
Consideration paid (received)			$ 30.0
Galiano Gold Inc. (formerly Asanko Gold Inc.) | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of detailed information about business combination [line items]
Group beneficial interest							45.00%
Profit on disposal of asset held for sale - Asanko Gold
Disclosure of detailed information about business combination [line items]
Interest in joint venture (in percent)					45.00%		45.00%
Consideration paid (received)		25.0				$ 85.0	$ 25.0	0.0
Additional royalties percentage					1.00%
Portion of consideration paid received consisting of cash and cash equivalents				$ 65.0		(65.0)
Portion of consideration paid (received) consisting of equity instruments						$ 20.0
Total considerations receivable		50.1					50.1	67.9
Asanko contingent consideration		22.0					22.0	18.4
Deferred consideration carried at amortized cost		$ 28.1					28.1	49.5
Net change in fair value/unwinding of discount rate							7.2	6.8
Profit on disposal of asset held for sale - Asanko Gold | Contingent consideration
Disclosure of detailed information about business combination [line items]
Net change in fair value/unwinding of discount rate							$ 3.6	$ 3.3
Actuarial assumption of discount rates (in percent)		10.90%					10.90%	13.00%
Profit on disposal of asset held for sale - Asanko Gold | Deferred consideration
Disclosure of detailed information about business combination [line items]
Net change in fair value/unwinding of discount rate							$ 3.6	$ 3.5
Actuarial assumption of discount rates (in percent)		6.60%					6.60%	7.10%
Profit on disposal of asset held for sale - Asanko Gold | Forecast
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	$ 30.0				$ 30.0					$ 170.0
Additional royalties percentage					1.00%
Additional smelter royalty volume of gold deposit production | oz					100,000
Maximum royalty volume of gold deposit production | oz					447,000
Profit on disposal of asset held for sale - Asanko Gold | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of detailed information about business combination [line items]
Number of shares in equity accounted investees (in shares) | shares									28.5
Profit on disposal of asset held for sale - Asanko Gold | Ghana government
Disclosure of detailed information about business combination [line items]
Interest in joint venture (in percent)							10.00%